Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Amortization expense	$ 25,900	$ 8,700	$ 5,200
Goodwill	1,432,787	1,386,853	191,371	$ 191,307
Non-Strategic
Goodwill [Line Items]
Gross goodwill	200,000
Accumulated impairments	114,100
Accumulated divestiture related write-offs	85,900
Goodwill	$ 0	$ 0	$ 0